Summary of Significant Accounting Policies - Net Income (Loss) Per Ordinary Share (Details) - USD ($)	3 Months Ended		8 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Allocation of net income	$ 6,052,000	$ 12,715,000		$ 45,675,000	$ (101,313,000)
Basic weighted average shares outstanding of ordinary shares	153,320,276	153,303,505		153,305,176	153,303,498
Diluted weighted average shares outstanding of ordinary shares	173,197,259	154,020,626		157,544,818	153,303,498
Basic net income per ordinary share	$ 0.04	$ 0.08		$ 0.30	$ (0.66)
Diluted net income per ordinary share	$ 0.03	$ 0.08		$ 0.29	$ (0.66)
Class A | CIK0001812667 CC Neuberger Principal Holdings II
Numerator:
Allocation of net income	$ 12,988,434	$ 20,895,929	$ (28,781,313)	$ (2,063,432)
Basic weighted average shares outstanding of ordinary shares	82,800,000	82,800,000	53,076,923	82,800,000
Diluted weighted average shares outstanding of ordinary shares	82,800,000	82,800,000	53,076,923	82,800,000.00
Basic net income per ordinary share	$ 0.16	$ 0.25	$ (0.54)	$ (0.02)
Diluted net income per ordinary share	$ 0.16	$ 0.25	$ (0.54)	$ (0.20)
Class B | CIK0001812667 CC Neuberger Principal Holdings II
Numerator:
Allocation of net income	$ 4,031,434	$ 6,485,814	$ (13,037,333)	$ (640,462)
Basic weighted average shares outstanding of ordinary shares	25,700,000	25,700,000	24,042,735	25,700,000
Diluted weighted average shares outstanding of ordinary shares	25,700,000	25,700,000	24,042,735	25,700,000.00
Basic net income per ordinary share	$ 0.16	$ 0.25	$ (0.54)	$ (0.02)
Diluted net income per ordinary share	$ 0.16	$ 0.25	$ (0.54)	$ (0.02)